Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Details) - Financial Assets and Liabilities at Fair Value on a Recurring Basis (Warrant [Member], USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Details) - Financial Assets and Liabilities at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities - warrants		$ 3,747,858	$ 2,128,302
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Details) - Financial Assets and Liabilities at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities - warrants	3,169,679	3,747,858
Fair Value, Inputs, Level 3 [Member]
Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Details) - Financial Assets and Liabilities at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities - warrants		3,747,858	2,128,302
Fair Value, Measurements, Recurring [Member]
Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Details) - Financial Assets and Liabilities at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities - warrants	$ 3,169,679	$ 3,747,858